Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to non-controlling interests	¥ 10,937		¥ 13,007	¥ 36,103
Shanghai Petrochemical Investment Development Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Petrochemical Investment Development Company Limited	Shanghai Petrochemical Investment Development Company Limited
Registered capital	¥ 1,000,000
Percentage of equity held by shareholder of subsidiaries	100.00%	100.00%
Principal activities	Investment management	Investment management
Shanghai Petrochemical Investment Development Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	100.00%	100.00%
Shanghai Petrochemical Investment Development Company Limited [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
China Jinshan Associated Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	China Jinshan Associated Trading Corporation	China Jinshan Associated Trading Corporation
Registered capital	¥ 25,000
Percentage of equity held by shareholder of subsidiaries	67.33%	67.33%
Principal activities	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment
China Jinshan Associated Trading Corporation [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	67.33%	67.33%
China Jinshan Associated Trading Corporation [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	32.67%	32.67%
Shanghai Jinchang Engineering Plastics Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinchang Engineering Plastics Company Limited	Shanghai Jinchang Engineering Plastics Company Limited
Registered capital | $		$ 9,154
Percentage of equity held by shareholder of subsidiaries	74.25%	74.25%
Principal activities	Production of Polypropylene compound products	Production of Polypropylene compound products
Shanghai Jinchang Engineering Plastics Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
Shanghai Jinchang Engineering Plastics Company Limited [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	25.75%	25.75%
Shanghai Golden Phillips Petrochemical Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Golden Phillips Petrochemical Company Limited	Shanghai Golden Phillips Petrochemical Company Limited
Registered capital | $		$ 50,000
Percentage of equity held by shareholder of subsidiaries	60.00%	60.00%
Principal activities	Production of polyethylene products	Production of polyethylene products
Shanghai Golden Phillips Petrochemical Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
Shanghai Golden Phillips Petrochemical Company Limited [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	40.00%	40.00%
Zhejiang Jin Yong Acrylic Fibre Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Zhejiang Jin Yong Acrylic Fibre Company Limited	Zhejiang Jin Yong Acrylic Fibre Company Limited
Registered capital	¥ 250,000
Percentage of equity held by shareholder of subsidiaries	75.00%	75.00%
Principal activities	Production of acrylic fibre products	Production of acrylic fibre products
Zhejiang Jin Yong Acrylic Fibre Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	75.00%	75.00%
Zhejiang Jin Yong Acrylic Fibre Company Limited [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	25.00%	25.00%
Shanghai Golden Conti Petrochemical Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Golden Conti Petrochemical Company Limited	Shanghai Golden Conti Petrochemical Company Limited
Registered capital	¥ 545,776
Percentage of equity held by shareholder of subsidiaries	100.00%	100.00%
Principal activities	Production of petrochemical products	Production of petrochemical products
Shanghai Golden Conti Petrochemical Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
Shanghai Golden Conti Petrochemical Company Limited [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
Shanghai Jinshan Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinshan Trading Corporation	Shanghai Jinshan Trading Corporation
Registered capital	¥ 100,000
Percentage of equity held by shareholder of subsidiaries	67.33%	67.33%
Principal activities	Import and export of petrochemical products	Import and export of petrochemical products
Shanghai Jinshan Trading Corporation [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	0.00%	0.00%
Shanghai Jinshan Trading Corporation [member] | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by shareholder of subsidiaries	32.67%	32.67%